Leases - Disclosure of Quantitative Information about Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	¥ 417,180	¥ 413,299
Depreciation	96,931	94,761
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	364,112	380,615
Depreciation	75,589	77,407
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	33,634	26,382
Depreciation	13,285	11,917
Intangible assets other than goodwill [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	19,434	6,302
Depreciation	¥ 8,057	¥ 5,437